Summary of Expenses for Bank's Defined Contribution Plans (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 183	$ 142	$ 420	$ 338
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	62	44	126	98
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 121	$ 98	$ 294	$ 240